FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents	R$ 23,310,197	R$ 16,046,218	R$ 11,991,356	R$ 16,646,480
Financial investments	911,378	1,533,004
Trade receivables	2,900,998	3,269,764
Dividends and interest on equity	201,436	185,178
Derivative financial instruments	152,967	32,211
Trading securities	2,947	7,198
Loans - related parties	5,315	5,316
Total	27,485,238	21,078,889
Non-current
Financial investments	169,977	251,299
Other trade receivables	1,888	10,406
Eletrobrás compulsory loan	51,012	62,913
Receivables by indemnity	790,914	992,577
Loans - related parties	1,903,028	1,659,412
Investments		78,737
Total	2,916,819	3,055,344
Total Assets	30,402,057	24,134,233
Current
Borrowings and financing	8,902,558	7,701,796
Lease liabilities	206,323	137,638
Trade payables	7,030,734	7,739,520
Trade payables - Forfaiting	2,902,593	4,209,434
Dividends and interest on capital	61,965	80,624
Derivative financial instruments		936,027
Total	19,104,173	20,805,039
Non-current
Borrowings and financing	48,656,020	37,772,116
Lease liabilities	633,982	596,123
Trade payables	43,263	31,060
Derivative financial instruments	157,857	60,468
Concessions to be paid	78,728	74,177
Total	49,569,850	38,533,944
Total Liabilities	68,674,023	59,338,983
Financial Instruments At Fair Value Through Profit Or Loss Category [Member]
Current
Financial investments	860,591	1,493,204
Trade receivables	181,262
Derivative financial instruments	152,967	32,211
Trading securities	2,947	7,198
Total	1,197,767	1,532,613
Non-current
Investments		78,737
Total		78,737
Total Assets	1,197,767	1,611,350
Current
Derivative financial instruments		263,747
Total		263,747
Non-current
Derivative financial instruments	157,857	60,468
Total	157,857	60,468
Total Liabilities	157,857	324,215
Financial Instruments At Amortised Cost Category [Member]
Current
Cash and cash equivalents	23,310,197	16,046,218
Financial investments	50,787	39,800
Trade receivables	2,719,736	3,269,764
Dividends and interest on equity	201,436	185,178
Loans - related parties	5,315	5,316
Total	26,287,471	19,546,276
Non-current
Financial investments	169,977	251,299
Other trade receivables	1,888	10,406
Eletrobrás compulsory loan	51,012	62,913
Receivables by indemnity	790,914	992,577
Loans - related parties	1,903,028	1,659,412
Total	2,916,819	2,976,607
Total Assets	29,204,290	22,522,883
Current
Borrowings and financing	8,902,558	7,701,796
Lease liabilities	206,323	137,638
Trade payables	7,030,734	7,739,520
Trade payables - Forfaiting	2,902,593	4,209,434
Dividends and interest on capital	61,965	80,624
Total	19,104,173	19,869,012
Non-current
Borrowings and financing	48,656,020	37,772,116
Lease liabilities	633,982	596,123
Trade payables	43,263	31,060
Concessions to be paid	78,728	74,177
Total	49,411,993	38,473,476
Total Liabilities	R$ 68,516,166	58,342,488
Financial Instruments At Fair Value Through Other Comprehensive Income Category [Member]
Current
Derivative financial instruments		672,280
Total		672,280
Non-current
Total Liabilities		R$ 672,280